Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets
Claims receivable	$ 7,856	$ 2,815
Advances to suppliers and other assets	3,784	3,369
Total	$ 11,640	$ 6,184